Document and Entity Information	Nov. 13, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000090896
Document Type	8-K
Document Period End Date	Nov. 13, 2025
Entity Registrant Name	CHAMPION HOMES, INC.
Entity Incorporation State Country Code	IN
Entity File Number	001-04714
Entity Tax Identification Number	35-1038277
Entity Address, Address Line One	755 W. Big Beaver Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	(248)
Local Phone Number	614-8211
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SKY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false